Inventories	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
INVENTORIES

NOTE 7 — INVENTORIES

At June 30, 2021 and December 31, 2020, the inventory balances are composed of:

	June 30, 2021	December 31, 2020
Parts and components	$11,749	$6,308
Appliances	2,067,272	2,029,270
Automotive	2,633,982	—
Subtotal	4,713,003	2,035,578
Allowance for inventory obsolescence	(160,824)	(12,824)
Inventories, net	$4,552,179	$2,022,754

NOTE 7 — INVENTORIES

At December 31, 2020 and 2019, the inventory balances are composed of:

	December 31, 2020	December 31, 2019
Machinery and Equipment	$331,935	$119,444
Parts	147,999	142,443
Appliances	2,029,270	—
Subtotal	2,509,204	261,887
Allowance for inventory obsolescence	(181,371)	(26,545)
Inventories, net	$2,327,833	$235,342

Inventory and accounts receivable are pledged to secure a loan from Home State Bank described below.